MORGAN STANLEY DEAN WITTER MUNICIPAL INCOME TRUST III    Two World Trade Center
LETTER TO THE SHAREHOLDERS August 31, 1999             New York, New York 10048



DEAR SHAREHOLDER:

In the wake of 1998's international economic difficulties, the financial markets have benefited from global healing. The turmoil included the Asian financial crisis, the Russian debt default and the orchestrated rescue of a major hedge fund. This precipitated a flight to quality and U.S. Treasury securities bond yields fell to 30-year lows. The major catalyst for the return to stability was the liquidity provided by the Federal Reserve Board's 75-basis-point reduction in the federal-funds rate during the fourth quarter of 1998.

The U.S. economy, led by consumer demand, has continued to experience robust growth this year. Moving into 1999, higher materials prices and wage increases caused the fixed-income markets to focus on the possibility that the central bank would begin to take back some of the liquidity provided during last year's crises. By the end of August, long-term interest rates were again at levels last seen in the spring of 1998. During the summer the Federal Reserve changed monetary policy and, in two separate moves, raised the federal-funds rate 50 basis points to 5.25 percent.


MUNICIPAL MARKET CONDITIONS

Last year's "flight-to-quality" rally primarily benefited U.S. Treasuries. As global turmoil subsided and interest rates began to rise, Treasury yields increased more than municipal yields. Long-term insured municipal index yields have risen 70 basis points, from 5.05 percent to 5.75 percent, during the first eight months of 1999. Over the same period, Treasury yields rose nearly 100 basis points to 6.05 percent.

The ratio of long-term municipal yields to Treasury yields declined from 99 percent at the end of 1998 to 94 percent by the end of August. The ratio is a measure of relative performance that compares long-term insured municipal index yields to benchmark 30-year Treasury yields. A declining ratio means municipals have outperformed Treasuries. Over the past five years the annual high ratio has averaged 93 percent and the annual low ratio 84 percent of Treasuries.

MORGAN STANLEY DEAN WITTER MUNICIPAL INCOME TRUST III
LETTER TO THE SHAREHOLDERS August 31, 1999, continued

Municipal performance was also aided by a slowdown in the pace of underwritings. New-issue volume declined 22 percent in the first eight months of 1999. Refunding activity, the most interest-rate-sensitive component of supply, was down 51 percent.


                         30-YEAR BOND YIELDS 1994-1999
                                  [BAR CHART OMITTED]


 DATE             AAA INS     TSY       %RELATIONSHIP
 ----             -------     ---       -------------
12/31/93             5.40%     6.34%         85.17%
01/31/94             5.40      6.24          86.54%
02/28/94             5.80      6.66          87.09%
03/31/94             6.40      7.09          90.27%
04/29/94             6.35      7.32          86.75%
05/31/94             6.25      7.43          84.12%
06/30/94             6.50      7.61          85.41%
07/29/94             6.25      7.39          84.57%
08/31/94             6.30      7.45          84.56%
09/30/94             6.55      7.81          83.87%
10/31/94             6.75      7.96          84.80%
11/30/94             7.00      8.00          87.50%
12/30/94             6.75      7.88          85.66%
01/31/95             6.40      7.70          83.12%
02/28/95             6.15      7.44          82.66%
03/31/95             6.15      7.43          82.77%
04/28/95             6.20      7.34          84.47%
05/31/95             5.80      6.66          87.09%
06/30/95             6.10      6.62          92.15%
07/31/95             6.10      6.86          88.92%
08/31/95             6.00      6.66          90.09%
09/29/95             5.95      6.48          91.82%
10/31/95             5.75      6.33          90.84%
11/30/95             5.50      6.14          89.58%
12/29/95             5.35      5.94          90.07%
01/31/96             5.40      6.03          89.55%
02/29/96             5.60      6.46          86.69%
03/29/96             5.85      6.66          87.84%
04/30/96             5.95      6.89          86.36%
05/31/96             6.05      6.99          86.55%
06/28/96             5.90      6.89          85.63%
07/31/96             5.85      6.97          83.93%
08/30/96             5.90      7.11          82.98%
09/30/96             5.70      6.93          82.25%
10/31/96             5.65      6.64          85.09%
11/29/96             5.50      6.35          86.61%
12/31/96             5.60      6.63          84.46%
01/31/97             5.70      6.79          83.95%
02/28/97             5.65      6.80          83.09%
03/31/97             5.90      7.10          83.10%
04/30/97             5.75      6.94          82.85%
05/30/97             5.65      6.91          81.77%
06/30/97             5.60      6.78          82.60%
07/30/97             5.30      6.30          84.13%
08/31/97             5.50      6.61          83.21%
09/30/97             5.40      6.40          84.38%
10/31/97             5.35      6.15          86.99%
11/30/97             5.30      6.05          87.60%
12/31/97             5.15      5.92          86.99%
01/31/98             5.15      5.80          88.79%
02/28/98             5.20      5.92          87.84%
03/31/98             5.25      5.93          88.53%
04/30/98             5.35      5.95          89.92%
05/29/98             5.20      5.80          89.66%
06/30/98             5.20      5.65          92.04%
07/31/98             5.18      5.71          90.72%
08/31/98             5.03      5.27          95.45%
09/30/98             4.95      5.00          99.00%
10/31/98             5.05      5.16          97.87%
11/30/98             5.00      5.06          98.81%
12/31/98             5.05      5.10          99.02%
01/31/99             5.00      5.09          98.23%
02/28/99             5.10      5.58          91.40%
03/31/99             5.15      5.63          91.47%
04/30/99             5.20      5.66          91.87%
05/31/99             5.30      5.83          90.91%
06/30/99             5.47      5.96          91.78%
07/31/99             5.55      6.10          90.98%
08/31/99             5.75      6.06          94.88%

Source: Municipal Market Data - A Division of Thomson Financial Municipal Group and Bloomberg L.P.


PERFORMANCE

The net asset value (NAV) of Morgan Stanley Dean Witter Municipal Income Trust III (TFC) declined from $10.12 to $9.49 per share for the fiscal year ended August 31, 1999. This change plus the reinvestment of tax-free dividends totaling $0.46 per share and a short-term capital gain distribution of $0.00276 per share and a long-term capital gain distribution of $0.06 per share produced a total return based on NAV of --0.50 percent. TFC's value on the New York Stock Exchange (NYSE) fell from $9.1875 to $7.8125 per share during the same period. This change plus the reinvestment of dividends and distributions produced a total return based on market value of --9.78 percent. On August 31, 1999, TFC's NYSE market price was at a 17.7 percent discount to its NAV.

MORGAN STANLEY DEAN WITTER MUNICIPAL INCOME TRUST III
LETTER TO THE SHAREHOLDERS August 31, 1999, continued




LARGEST SECTORS AS OF AUGUST 31, 1999                    CREDIT RATINGS AS OF AUGUST 31, 1999
(% OF NET ASSETS)                                        (% OF TOTAL LONG-TERM PORTFOLIO)

[BAR CHART OMITTED]                                      [PIE CHART]
TRANSPORTATION        17%                                Aaa or AAA    NR     Baa or BBB    A or A     Aa or AA
ELECTRIC              13%                                    63%       12%        10%         11%         4%
MORTGAGE              13%
HOSPITAL              10%
WATER & SEWER          9%
GENERAL OBLIGATION     7%
IDR/PCR*               7%
NURSING & HEALTH       5%


*INDUSTRIAL DEVELOPMENT/POLLUTION CONTROL REVENUE.        AS MEASURED BY MOODY'S INVESTORS SERVICE, INC.
                                                         OR STANDARD & POOR'S CORP.

PORTFOLIO STRUCTURE IS SUBJECT TO CHANGE.                PORTFOLIO STRUCTURE IS SUBJECT TO CHANGE.



                       GEOGRAPHIC SUMMARY OF INVESTMENTS
               Based on Market Value as a Percent of Net Assets
                                August 31, 1999


      Alabama ......................       3.4%
      California ...................       8.4
      Colorado .....................       0.3
      Connecticut ..................       1.6
      District of Columbia .........       1.6
      Florida ......................       3.0
      Georgia ......................       5.4
      Hawaii .......................       0.1
      Illinois .....................       8.1


      Idaho ........................       1.1%
      Indiana ......................       0.6
      Iowa .........................       1.7
      Kentucky .....................       6.8
      Louisiana ....................       2.6
      Maine ........................       0.6
      Massachusetts ................       5.2
      Missouri .....................      13.0
      Nevada .......................       4.7


      New York .....................       5.4%
      Ohio .........................       8.8
      Puerto Rico ..................       2.9
      Texas ........................       6.8
      Utah .........................       6.1
      Virginia .....................       1.5
      Washington ...................       1.8
                                         -----
      Total ........................     101.5%
                                         =====

     Portfolio structure is subject to change.

MORGAN STANLEY DEAN WITTER MUNICIPAL INCOME TRUST III
LETTER TO THE SHAREHOLDERS August 31, 1999, continued


                                          CALL AND COST (BOOK) YIELD STRUCTURE*
                                                      AUGUST 31, 1999

                                                                                               WEIGHTED AVERAGE
                                                                                               CALL PROTECTION: 7 YEARS
                                                     CALL STRUCTURE
                                                  [BAR CHART OMITTED]
       12%        2%        5%        0%         8%         22%         2%       12%       14%        9%         14%

      2000       2001      2002      2003       2004       2005       2006      2007      2008       2009       2010+

                                                   YEARS BONDS CALLABLE




                                                                                               WEIGHTED AVERAGE
                                                                                               BOOK YIELD: 6.43%

                                                     COST (BOOK) YIELD**
                                                    [LINE CHART OMITTED]
     9.100%     5.450%    5.460%    0.000%     6.070%     6.040%     5.620%    6.080%    5.490%     5.220%      7.340%
      2000       2001      2002      2003       2004       2005       2006      2007      2008       2009       2010+

* % BASED ON LONG-TERM PORTFOLIO.
**  COST OR "BOOK" YIELD IS THE ANNUAL INCOME EARNED ON A PORTFOLIO INVESTMENT BASED ON ITS ORIGINAL PURCHASE PRICE BEFORE
    FUND OPERATING EXPENSES. FOR EXAMPLE, THE FUND EARNED A BOOK YIELD OF 9.1% ON 12% OF THE LONG-TERM PORTFOLIO THAT IS
    CALLABLE IN 2000.
    PORTFOLIO STRUCTURE IS SUBJECT TO CHANGE.

MORGAN STANLEY DEAN WITTER MUNICIPAL INCOME TRUST III
LETTER TO THE SHAREHOLDERS August 31, 1999, continued

Monthly dividends for the fourth quarter of 1999, declared in September, were unchanged at 0.0375 per share. The Fund's level of undistributed net investment income at August 31, 1999 increased from $0.058 per share to $0.083 per share over the past 12 months.

PORTFOLIO STRUCTURE

The Fund's net assets of $58.5 million were diversified among 12 long-term sectors and 42 credits. At the end of August, the portfolio's average maturity was 17 years. Average duration, a measure of sensitivity to interest rate changes, was 6.8 years. The accompanying charts provide current information on the portfolio's credit quality, sector distribution and geographic diversification. Optional call provisions by year with their respective cost
(book) yields are also shown.


LOOKING AHEAD

The Federal Reserve Board's recent interest-rate increases confirmed its previously signaled intention of becoming less accommodative in the face of continued strong domestic economic growth. It is anticipated that the central bank may raise short-term interest rates further. However, we believe municipal bonds continue to offer long-term investors good value, especially in relationship to Treasuries.

The Fund's procedure for reinvestment of all dividends and distributions on common shares is through purchases in the open market. This method helps support the market value of the Fund's shares. In addition, we would like to remind you that the Trustees have approved a procedure whereby the Fund may, when appropriate, purchase shares in the open market or in privately negotiated transactions at a price not above market value or net asset value, which ever is lower at the time of purchase. During the 12-month period ended August 31, 1999, the Fund purchased and retired 163,000 shares of common stock at a weighted average market discount of 13.05 percent.

On May 1, 1999, Mitchell M. Merin was named President of the Morgan Stanley Dean Witter Funds. Mr. Merin is the President and Chief Operating Officer of Asset Management for Morgan Stanley Dean Witter & Co. and President, Chief Executive Officer and Director of Morgan Stanley Dean Witter Advisors Inc. He also serves as Chairman, Chief Executive Officer and Director of Morgan Stanley Dean Witter Distributors Inc. and Morgan Stanley Dean Witter Trust FSB.

MORGAN STANLEY DEAN WITTER MUNICIPAL INCOME TRUST III
LETTER TO THE SHAREHOLDERS August 31, 1999, continued

We appreciate your ongoing support of Morgan Stanley Dean Witter Municipal Income Trust III and look forward to continuing to serve your investment needs.




Very truly yours,


/S/Charles A. Fiumefreddo                  /s/ Mitchell M. Merin
--------------------------                 -----------------------
CHARLES A. FIUMEFREDDO                      MITCHELL M. MERIN

Chairman of the Board                      President

MORGAN STANLEY DEAN WITTER MUNICIPAL INCOME TRUST III
RESULTS OF ANNUAL MEETING (unaudited)


                                     * * *
On June 22, 1999, an annual meeting of the Fund's shareholders was held for the purpose of voting on three separate matters, the results of which were as follows:

(1) ELECTION OF TRUSTEES:

Wayne E. Hedien

  For ..............   5,129,945
  Withheld .........     510,243


Dr. Manuel H. Johnson


  For ..............   5,172,732
  Withheld .........     467,456


John L. Schroeder


  For ..............   5,132,245
  Withheld .........     507,943


The following Trustees were not standing for reelection at this meeting:

  Michael Bozic, Charles A. Fiumefreddo, Edwin J. Garn, Michael E. Nugent and Philip J. Purcell

(2) RATIFICATION OF THE SELECTION OF PRICEWATERHOUSECOOPERS LLP AS INDEPENDENT
    ACCOUNTANTS:


  For .............   5,459,569
  Against .........      67,927
  Abstain .........     112,692


(3) SHAREHOLDER PROPOSAL TO AMEND THE FUND'S DECLARATION OF TRUST TO REQUIRE EACH TRUSTEE, WITHIN THIRTY DAYS OF ELECTION, TO BECOME A SHAREHOLDER OF THE TRUST:


  For .............   1,356,322
  Against .........   1,631,956
  Abstain .........     302,784

MORGAN STANLEY DEAN WITTER MUNICIPAL INCOME TRUST III
PORTFOLIO OF INVESTMENTS August 31, 1999


 PRINCIPAL
 AMOUNT IN                                                                                     COUPON    MATURITY
 THOUSANDS                                                                                      RATE       DATE         VALUE
-----------                                                                                 ----------- ---------- --------------
            TAX-EXEMPT MUNICIPAL BONDS (88.7%)
            General Obligation (7.0%)
 $   1,000  District of Columbia, Ser 1999 A (FSA) ........................................ 5.375%      06/01/24    $   938,190
     1,000  New York City, New York, 1995 Ser D (MBIA) .................................... 6.20        02/01/07      1,082,040
     1,000  New York State, Refg Ser 1995 B ............................................... 5.70        08/15/10      1,036,820
     1,000  Washington, Ser 1994 A ........................................................ 5.80        09/01/08      1,042,540
 ---------                                                                                                          -----------
     4,000                                                                                                            4,099,590
 ---------                                                                                                          -----------
            Electric Revenue (12.6%)
     1,000  Sacramento Municipal Utility District, California, Refg 1994 Ser I (MBIA) ..... 5.75        01/01/15      1,020,090
     3,000  Southern California Public Power Authority, Mead-Adelanto 1994 Ser A
              (AMBAC) ..................................................................... 5.15        07/01/15      2,926,860
            Intermountain Power Agency, Utah,
     2,500    Refg 1998 Ser A (MBIA) ...................................................... 5.25        07/01/15      2,434,300
     1,000    Refg 1997 Ser B (MBIA) ...................................................... 5.75        07/01/19      1,006,630
 ---------                                                                                                          -----------
     7,500                                                                                                            7,387,880
 ---------                                                                                                          -----------
            Hospital Revenue (9.6%)
     2,000  Birmingham-Carraway Special Care Facilities Financing Authority,
              Alabama, Carraway Methodist Health Ser 1995 A (Connie Lee) .................. 5.875       08/15/15      2,019,520
     1,000  Missouri Health & Educational Facilities Authority, SSM Health Care
              Ser 1998 A (MBIA) ........................................................... 5.00        06/01/22        900,710
     1,000  University of Missouri, Health Ser 1996 A (AMBAC) ............................. 5.50        11/01/16        983,570
     2,000  Henderson, Nevada, Catholic Healthcare West 1998 Ser A ........................ 5.375       07/01/26      1,713,620
 ---------                                                                                                          -----------
     6,000                                                                                                            5,617,420
 ---------                                                                                                          -----------
            Industrial Development/Pollution Control Revenue (7.0%)
     1,000  Washoe County, Nevada, Sierra Pacific Power Co Ser 1987 (AMBAC) ............... 6.30        12/01/14      1,056,070
     1,000  New York State Energy Research & Development Authority, New York
              State Electric & Gas Corp 1987 Ser A (AMT) (MBIA) ........................... 6.15        07/01/26      1,015,400
     1,000  Alliance Airport Authority, Texas, AMR Corp Ser 1990 (AMT) .................... 7.50        12/01/29      1,047,060
     1,000  Dallas-Fort Worth International Airport Facility Improvement Corporation,
             Texas, American Airlines Inc Ser 1995 ........................................ 6.00        11/01/14        987,660
----------                                                                                                           ----------
     4,000                                                                                                            4,106,190
 ---------                                                                                                          -----------
            Mortgage Revenue -- Multi-Family (1.7%)
       960  Massachusetts Housing Finance Agency, Rental 1994 Ser A (AMT) (AMBAC) ......... 6.60        07/01/14      1,011,571
 ---------                                                                                                          -----------
            Mortgage Revenue -- Single Family (10.8%)
       180  Colorado Housing Finance Authority, Ser A-2 (AMT) ............................. 8.25        08/01/20        182,794
        45  Hawaii Housing Finance & Development Corporation, Purchase
              Ser 1989 A (AMT) ............................................................ 7.80        07/01/29         45,934
       590  Idaho Housing Agency, Ser 1988 D-2 (AMT) ...................................... 8.25        01/01/20        617,618
     1,418  Saint Tammany Public Trust Finance Authority, Louisiana,
              Refg Ser 1990 B ............................................................. 7.25        07/25/11      1,496,782
       325  Maine Housing Authority, Purchase 1990 Ser A-4 (AMT) .......................... 6.40        11/15/23        327,815
       480  Missouri Housing Development Commission, Homeownership
              GNMA/FNMA Backed 1998 Ser B-2 (AMT) ......................................... 6.40        03/01/29        499,402

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER MUNICIPAL INCOME TRUST III
PORTFOLIO OF INVESTMENTS August 31, 1999, continued


 PRINCIPAL
 AMOUNT IN                                                                               COUPON    MATURITY
 THOUSANDS                                                                                RATE       DATE        VALUE
-----------                                                                            ---------- ---------- -------------
 $  2,985   Ohio Housing Finance Agency, Residential GNMA Collateralized
               1996 Ser B-2 (AMT) ....................................................  6.10%     09/01/28    $2,999,954
            Utah Housing Finance Agency,
       35      Ser 1991 Issue A-2 (AMT) ..............................................  7.75      01/01/23        35,313
       80      Ser 1991 Issue B-2 (AMT) ..............................................  7.75      01/01/23        82,572
 --------                                                                                                     ----------
    6,138                                                                                                      6,288,184
 --------                                                                                                     ----------
            Nursing & Health Related Facilities Revenue (5.1%)
      945   Marion, Iowa, AHF/Kentucky-Iowa Inc Ser 1990 ............................. 10.25      01/01/20       980,683
    1,910   Lexington-Fayette Urban County Government, Kentucky,
               AHF/Kentucky-Iowa Inc Ser 1990 ........................................ 10.25      01/01/20     1,982,122
 --------                                                                                                     ----------
    2,855                                                                                                      2,962,805
 --------                                                                                                     ----------
            Public Facilities Revenue (0.6%)
    1,000   Marion County Convention & Recreational Facilities Authority, Indiana,
 --------      Excise Tax Sub Ser 1997 A (MBIA) ......................................  0.00      06/01/17       359,960
                                                                                                              ----------
            Tax Allocation Revenue (1.5%)
      800   Hodgkins, Illinois, Ser 1991 .............................................  9.50      12/01/09       891,416
 --------                                                                                                     ----------
            Transportation Facilities Revenue (16.5%)
    1,000   Chicago, Illinois, Midway Airport Ser 1998 A (AMT) (MBIA) ................  5.125     01/01/35       876,080
    2,120   Southwestern Development Authority, Illinois, Tri-City Regional Port
               District Ser 1989 A (AMT) (a) .........................................  7.90      07/01/14     2,185,042
    2,000   Kentucky Turnpike Authority, Economic Development Road Revitalization
               Refg Ser 1995 (AMBAC) .................................................  5.625     07/01/15     2,018,100
    1,000   Ohio Turnpike Commission, Ser 1998 B (FGIC) ..............................  4.50      02/15/24       821,040
    2,000   Puerto Rico Highway & Transportation Authority, 1998 Ser A ...............  4.75      07/01/38     1,687,820
    2,000   Austin, Texas, Airport Prior Lien Ser 1995 A (AMT) (MBIA) ................  6.125     11/15/25     2,032,620
 --------                                                                                                     ----------
   10,120                                                                                                      9,620,702
 --------                                                                                                     ----------
            Water & Sewer Revenue (9.1%)
    2,000   Lee County, Florida, Water & Sewer 1999 Ser A (AMBAC) ....................  4.75      10/01/23     1,736,200
    1,000   Fulton County, Georgia, Water & Sewerage Ser 1998 (FGIC) .................  4.75      01/01/28       852,260
      595   Massachusetts Water Resources Authority, 1993 Ser C ......................  5.25      12/01/20       549,798
    1,300   Ohio Water Development Authority, Water Pollution Ser 1995 (MBIA) ........  5.75      12/01/17     1,318,525
    1,000   Loudoun County Sanitation Authority, Virginia, Ser 1998 (MBIA) ...........  4.75      01/01/21       872,350
 --------                                                                                                     ----------
    5,895                                                                                                      5,329,133
 --------                                                                                                     ----------
            Other Revenue (3.3%)
    1,000   Pasadena, California, Refg & Cap 1992 COPs ...............................  5.75      01/01/13     1,010,970
    1,000   Mashantucket (Western) Pequot Tribe, Connecticut, 1997 Ser B (a) .........  5.75      09/01/27       946,890
 --------                                                                                                     ----------
    2,000                                                                                                      1,957,860
 --------                                                                                                     ----------

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER MUNICIPAL INCOME TRUST III
PORTFOLIO OF INVESTMENTS August 31, 1999, continued


 PRINCIPAL
 AMOUNT IN                                                                               COUPON     MATURITY
 THOUSANDS                                                                                RATE        DATE         VALUE
-----------                                                                           ----------- ----------- ---------------
            Refunded (3.9%)
  $   750   Illinois Health Facilities Authority, Glen Oaks Medical Center Inc
               Refg 1990 Ser D (ETM) ................................................  9.50%      11/15/15      $   815,100
    1,000   Massachusetts, 1995 Ser B (AMBAC) .......................................  5.50       07/01/05+       1,054,770
      405   Massachusetts Water Resources Authority, 1993 Ser C .....................  5.25       12/01/04+         426,420
  -------                                                                                                       -----------
    2,155                                                                                                         2,296,290
  -------                                                                                                       -----------
   53,423   TOTAL TAX-EXEMPT MUNICIPAL BONDS (Identified Cost $51,439,646).................................      51,929,001
  -------                                                                                                       -----------
            SHORT-TERM TAX-EXEMPT MUNICIPAL OBLIGATIONS (12.8%)
    2,300   Hapeville Development Authority, Georgia, Hapeville Hotel Ser 1985
               (Demand 09/01/99) ....................................................  2.80*      11/01/15        2,300,000
      500   Missouri Health & Education Facilities Authority, Cox Health Ser 1997
               (Demand 09/01/99) ....................................................  3.00*      06/01/15          500,000
    4,700   Missouri Health & Educational Facilities Authority, Washington University
 --------      Ser C (Demand 09/01/99) ..............................................  3.00*      09/01/30        4,700,000
                                                                                                                -----------
    7,500   TOTAL SHORT-TERM TAX-EXEMPT MUNICIPAL OBLIGATIONS
 --------
            (Identified Cost $7,500,000)...................................................................       7,500,000
                                                                                                                -----------
  $60,923   TOTAL INVESTMENTS (Identified Cost $58,939,646) (b) ...............................    101.5 %       59,429,001
  =======
            LIABILITIES IN EXCESS OF CASH AND OTHER ASSETS ....................................     (1.5)          (887,814)
                                                                                                  --------       -----------
            NET ASSETS ........................................................................    100.0 %      $58,541,187
                                                                                                  ========       ===========

---------------
AMT    Alternative Minimum Tax.
COPs   Certificates of Participation.
ETM    Escrowed to maturity.
+      Prerefunded to call date shown.
*      Current coupon of variable rate demand obligation.
(a)    Resale is restricted to qualified institutional investors.
(b) The aggregate cost for federal income tax purposes approximates identified cost. The aggregate gross unrealized appreciation is $1,501,929 and the aggregate gross unrealized depreciation is $1,012,574, resulting in net unrealized appreciation of $489,355.

Bond Insurance:

AMBAC      AMBAC Assurance Corporation.
Connie Lee Connie Lee Insurance Company -- A wholly owned subsidiary of AMBAC
                                           Assurance Corporation.
FGIC       Financial Guaranty Insurance Company.
FSA        Financial Security Assurance Inc.
MBIA       Municipal Bond Investors Assurance Corporation.

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER MUNICIPAL INCOME TRUST III
FINANCIAL STATEMENTS



STATEMENT OF ASSETS AND LIABILITIES
August 31, 1999


ASSETS:
Investments in securities, at value
  (identified cost $58,939,646)........................................   $ 59,429,001
Cash ..................................................................        255,629
Interest receivable ...................................................        731,933
Prepaid expenses and other assets .....................................          4,567
                                                                          ------------
   TOTAL ASSETS .......................................................     60,421,130
                                                                          ------------
LIABILITIES:
Payable for:
   Investment purchased ...............................................      1,740,077
   Shares of beneficial interest repurchased ..........................         26,086
   Investment advisory fee ............................................         20,694
   Administration fee .................................................         12,933
Accrued expenses and other payables ...................................         80,153
                                                                          ------------
   TOTAL LIABILITIES ..................................................      1,879,943
                                                                          ------------
   NET ASSETS .........................................................   $ 58,541,187
                                                                          ============
COMPOSITION OF NET ASSETS:
Paid-in-capital .......................................................   $ 57,373,925
Net unrealized appreciation ...........................................        489,355
Accumulated undistributed net investment income .......................        513,304
Accumulated undistributed net realized gain ...........................        164,603
                                                                          ------------
   NET ASSETS .........................................................   $ 58,541,187
                                                                          ============
NET ASSET VALUE PER SHARE,
  6,168,486 shares outstanding (unlimited shares authorized of $.01 par
  value) ..............................................................   $       9.49
                                                                          ============

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER MUNICIPAL INCOME TRUST III
FINANCIAL STATEMENTS, continued

STATEMENT OF OPERATIONS
For the year ended August 31, 1999

NET INVESTMENT INCOME:

INTEREST INCOME ...............................  $  3,557,962
                                                 ------------
EXPENSES
Investment advisory fee .......................       249,647
Administration fee ............................       156,029
Professional fees .............................        57,852
Transfer agent fees and expenses ..............        29,287
Registration fees .............................        19,077
Shareholder reports and notices ...............        17,700
Trustees' fees and expenses ...................        15,146
Custodian fees ................................         4,515
Other .........................................        12,999
                                                 ------------
   TOTAL EXPENSES .............................       562,252

Less: expense offset ..........................        (4,508)
                                                 ------------
   NET EXPENSES ...............................       557,744
                                                 ------------
   NET INVESTMENT INCOME ......................     3,000,218
                                                 ------------
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain .............................        73,188
Net change in unrealized appreciation .........    (3,936,639)
                                                 ------------
   NET LOSS ...................................    (3,863,451)
                                                 ------------
NET DECREASE ..................................  $   (863,233)
                                                 ============

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER MUNICIPAL INCOME TRUST III
FINANCIAL STATEMENTS, continued

STATEMENT OF CHANGES IN NET ASSETS



                                                         FOR THE YEAR      FOR THE YEAR
                                                            ENDED              ENDED
                                                       AUGUST 31, 1999    AUGUST 31, 1998
                                                      -----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS :

OPERATIONS :
Net investment income ..............................    $  3,000,218       $  3,219,238
Net realized gain ..................................          73,188            658,094
Net change in unrealized appreciation ..............      (3,936,639)         1,085,042
                                                        ------------       ------------
   NET INCREASE (DECREASE) .........................        (863,233)         4,962,374
                                                        ------------       ------------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income ..............................      (2,853,918)        (3,271,045)
Net realized gain ..................................        (397,258)          (173,466)
                                                        ------------       ------------
   TOTAL DIVIDENDS AND DISTRIBUTIONS ...............      (3,251,176)        (3,444,511)
                                                        ------------       ------------
Net decrease from transactions in shares of
  beneficial interest ..............................      (1,395,828)          (436,425)
                                                        ------------       ------------
   NET INCREASE (DECREASE) .........................      (5,510,237)         1,081,438
NET ASSETS:
Beginning of period ................................      64,051,424         62,969,986
                                                        ------------       ------------
   END OF PERIOD
   (Including undistributed net investment income of
   $513,304 and $367,004, respectively).............    $ 58,541,187       $ 64,051,424
                                                        ============       ============

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER MUNICIPAL INCOME TRUST III
NOTES TO FINANCIAL STATEMENTS August 31, 1999



1. ORGANIZATION AND ACCOUNTING POLICIES

Morgan Stanley Dean Witter Municipal Income Trust III (the "Fund"), formerly Municipal Income Trust III, is registered under the Investment Company Act of 1940, as amended, as a diversified, closed-end management investment company. The Fund's investment objective is to provide current income which is exempt from federal income tax. The Fund was organized as a Massachusetts business trust on June 26, 1989 and commenced operations on October 5, 1989.

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

The following is a summary of significant accounting policies:


A. VALUATION OF INVESTMENTS -- Portfolio securities are valued by an outside independent pricing service approved by the Trustees. The pricing service has informed the Fund that in valuing portfolio securities, it uses both a computerized matrix of tax-exempt securities and evaluations by its staff, in each case based on information concerning market transactions and quotations from dealers which reflect the bid side of the market each day. The portfolio securities are thus valued by reference to a combination of transactions and quotations for the same or other securities believed to be comparable in quality, coupon, maturity, type of issue, call provisions, trading characteristics and other features deemed to be relevant. Short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost.


B. ACCOUNTING FOR INVESTMENTS -- Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. Discounts are accreted and premiums are amortized over the life of the respective securities. Interest income is accrued daily except where collection is not expected.


C. FEDERAL INCOME TAX STATUS -- It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable and nontaxable income to its shareholders. Accordingly, no federal income tax provision is required.


D. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- The Fund records dividends and distributions to its shareholders on the ex-dividend date. The amount of dividends and distributions from net investment

MORGAN STANLEY DEAN WITTER MUNICIPAL INCOME TRUST III
NOTES TO FINANCIAL STATEMENTS August 31, 1999, continued

income and net realized capital gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for financial reporting purposes but not for tax purposes are reported as dividends in excess of net investment income or distributions in excess of net realized capital gains. To the extent they exceed net investment income and net realized capital gains for tax purposes, they are reported as distributions of paid-in-capital.


2. INVESTMENT ADVISORY AGREEMENT

Pursuant to an Investment Advisory Agreement with Morgan Stanley Dean Witter Advisors Inc. (the "Investment Advisor" ), the Fund pays the Investment Advisor an advisory fee, calculated weekly and payable monthly, by applying the following annual rates to the Fund's weekly net assets: 0.40% to the portion of weekly net assets not exceeding $250 million and 0.30% to the portion of weekly net assets exceeding $250 million.

Under the terms of the Agreement, in addition to managing the Fund's investments, the Investment Advisor pays the salaries of all personnel, including officers of the Fund, who are employees of the Investment Advisor.


3. ADMINISTRATION AGREEMENT

Pursuant to an Administration Agreement with Morgan Stanley Dean Witter Services Company Inc. ("the Administrator"), an affiliate of the Investment Advisor, the Fund pays an administration fee, calculated weekly and payable monthly, by applying the following annual rates to the Fund's weekly net assets: 0.25% to the portion of weekly net assets not exceeding $250 million; 0.20% to the portion of weekly net assets exceeding $250 million but not exceeding $500 million; 0.167% to the portion of weekly net assets exceeding $500 million but not exceeding $750 million; and 0.133% to the portion of weekly net assets exceeding $750 million.

Under the terms of the Administration Agreement, the Administrator maintains certain of the Fund's books and records and furnishes, at its own expense, office space, facilities, equipment, clerical, bookkeeping and certain legal services and pays the salaries of all personnel, including officers of the Fund who are employees of the Administrator. The Administrator also bears the cost of telephone services, heat, light, power and other utilities provided to the Fund.

MORGAN STANLEY DEAN WITTER MUNICIPAL INCOME TRUST III
NOTES TO FINANCIAL STATEMENTS August 31, 1999, continued

4. SECURITY TRANSACTIONS AND TRANSACTIONS WITH AFFILIATES

The cost of purchases and proceeds from sales of portfolio securities, excluding short-term investments, for the year ended August 31, 1999, aggregated $13,294,147 and $19,938,031, respectively.

Morgan Stanley Dean Witter Trust FSB, an affiliate of the Investment Advisor and Administrator, is the Fund's transfer agent.


5. SHARES OF BENEFICIAL INTEREST

Transactions in shares of beneficial interest were as follows:



                                                                                                         CAPITAL
                                                                                                         PAID IN
                                                                                          PAR VALUE     EXCESS OF
                                                                               SHARES     OF SHARES     PAR VALUE
                                                                           ------------- ----------- --------------
Balance, August 31, 1997 .................................................   6,378,986    $ 63,790    $ 59,142,388
Treasury shares purchased and retired (weighted average discount 7.62%)* .     (47,500)       (475)       (435,950)
                                                                             ---------    --------    ------------
Balance, August 31, 1998 .................................................   6,331,486      63,315      58,706,438
Treasury shares purchased and retired (weighted average discount 13.05%)*     (163,000)     (1,630)     (1,394,198)
                                                                             ---------    --------    ------------
Balance, August 31, 1999 .................................................   6,168,486    $ 61,685    $ 57,312,240
                                                                             =========    ========    ============

---------------
* The Trustees have voted to retire the shares purchased.


6. DIVIDENDS

The Fund declared the following dividend from net investment income:



      DECLARATION          AMOUNT            RECORD               PAYABLE
         DATE             PER SHARE           DATE                 DATE
---------------------- -------------- -------------------- --------------------
     June 29, 1999     $ 0.0375       September 3, 1999    September 17, 1999
  September 28, 1999   $ 0.0375        October 8, 1999      October 22, 1999
  September 28, 1999   $ 0.0375        November 5, 1999     November 19, 1999
  September 28, 1999   $ 0.0375        December 3, 1999     December 17, 1999

MORGAN STANLEY DEAN WITTER MUNICIPAL INCOME TRUST III
FINANCIAL HIGHLIGHTS

Selected ratios and per share data for a share of beneficial interest outstanding throughout each period:



                                                            FOR THE YEAR ENDED AUGUST 31*
                                                            -----------------------------
                                                                 1999           1998
                                                            -------------- -------------
SELECTED PER SHARE DATA:
Net asset value, beginning of period ......................    $ 10.12       $  9.87
                                                               -------       --------
Income (loss) from investment operations:
 Net investment income ....................................       0.48          0.51
 Net realized and unrealized gain (loss) ..................      (0.62)         0.29
                                                               --------      --------
Total income (loss) from investment operations ............      (0.14)         0.80
                                                               --------      --------
Less dividends and distributions from:
 Net investment income ....................................      (0.46)        (0.52)
 Net realized gain ........................................      (0.06)        (0.03)
                                                               --------      --------
Total dividends and distributions .........................      (0.52)        (0.55)
                                                               --------      --------
Anti-dilutive effect of acquiring treasury shares .........       0.03              --
                                                               --------      --------
Net asset value, end of period ............................    $  9.49       $ 10.12
                                                               ========      ========
Market value, end of period ...............................    $ 7.813       $ 9.188
                                                               ========      ========
TOTAL RETURN+ .............................................      (9.78)%        2.50 %

RATIOS TO AVERAGE NET ASSETS:

Expenses ..................................................       0.90 %(1)     0.90 %
Net investment income .....................................       4.81 %        5.07 %

SUPPLEMENTAL DATA:
Net assets, end of period, in thousands ...................    $58,541      $ 64,051
Portfolio turnover rate ...................................         22 %          29 %



                                                                  FOR THE YEAR ENDED AUGUST 31*
                                                            -----------------------------------------
                                                                 1997          1996          1995
                                                            ------------- ------------- -------------
SELECTED PER SHARE DATA:
Net asset value, beginning of period ......................   $   9.75      $  9.91       $  9.81
                                                              --------      --------      --------
Income (loss) from investment operations:
 Net investment income ....................................       0.53         0.56          0.60
 Net realized and unrealized gain (loss) ..................       0.19        (0.09)         0.11
                                                              --------      --------      --------
Total income (loss) from investment operations ............       0.72         0.47          0.71
                                                              --------      --------      --------
Less dividends and distributions from:
 Net investment income ....................................      (0.58)       (0.59)        (0.54)
 Net realized gain ........................................      (0.02)       (0.04)        (0.07)
                                                              ---------     --------      --------
Total dividends and distributions .........................      (0.60)       (0.63)        (0.61)
                                                              ---------     --------      --------
Anti-dilutive effect of acquiring treasury shares .........          --           --            --
                                                              ---------     --------      --------
Net asset value, end of period ............................   $   9.87      $  9.75       $  9.91
                                                              =========     ========      ========
Market value, end of period ...............................   $   9.50      $ 9.875       $ 8.875
                                                              =========     ========      ========
TOTAL RETURN+ .............................................       2.57 %      18.83 %        5.71 %

RATIOS TO AVERAGE NET ASSETS:

Expenses ..................................................       0.91 %       0.91 %        0.94 %
Net investment income .....................................       5.41 %       5.61 %        6.24 %

SUPPLEMENTAL DATA:
Net assets, end of period, in thousands ...................    $62,970      $62,297       $63,515
Portfolio turnover rate ...................................          4 %         17 %          22 %

-------------
* The per share amounts were computed using an average number of shares outstanding during the period.
+ Total investment return is based upon the current market value on the last day of each period reported. Dividends and distributions are assumed to be reinvested at prices obtained under the Fund's dividend reinvestment plan. Total investment return does not reflect brokerage commissions.
(1)   Does not reflect the effect of expense offset of 0.01%.

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER MUNICIPAL INCOME TRUST III
REPORT OF INDEPENDENT ACCOUNTANTS


TO THE SHAREHOLDERS AND TRUSTEES
OF MORGAN STANLEY DEAN WITTER MUNICIPAL INCOME TRUST III

In our opinion, the accompanying statement of assets and liabilities, including the portfolio of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Morgan Stanley Dean Witter Municipal Income Trust III (the "Fund") at August 31, 1999, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at August 31, 1999 by correspondence with the custodian and brokers, provide a reasonable basis for the opinion expressed above.


PricewaterhouseCoopers LLP
1177 Avenue of the Americas
New York, New York 10036
October 8, 1999

                     1999 FEDERAL TAX NOTICE (unaudited)

  During the year ended August 31, 1999, the Fund paid to shareholders $0.46 per share from tax-exempt income.

  For the year ended August 31, 1999, the Fund paid to shareholders $0.06 per share from long-term capital gains.

                 (This page has been left blank intentionally.)

                                                     MORGAN STANLEY
                                                     DEAN WITTER
                                                     MUNICIPAL
                                                     INCOME TRUST III


TRUSTEES
--------------------------------------------
Michael Bozic
Charles A. Fiumefreddo
Edwin J. Garn
Wayne E. Hedien
Dr. Manuel H. Johnson
Michael E. Nugent
Philip J. Purcell
John L. Schroeder

OFFICERS
--------------------------------------------
Charles A. Fiumefreddo
Chairman and Chief Executive Officer

Mitchell M. Merin
President

Barry Fink
Vice President, Secretary and General Counsel

James F. Willison
Vice President

Thomas F. Caloia
Treasurer

TRANSFER AGENT
--------------------------------------------
Morgan Stanley Dean Witter Trust FSB
Harborside Financial Center - Plaza Two
Jersey City, New Jersey 07311

INDEPENDENT ACCOUNTANTS
--------------------------------------------
PricewaterhouseCoopers LLP
1177 Avenue of the Americas
New York, New York 10036

INVESTMENT ADVISOR
--------------------------------------------
Morgan Stanley Dean Witter Advisors Inc.
Two World Trade Center
New York, New York 10048





                                                     Annual Report
                                                     August 31, 1999